Net debt - Analysis of changes in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019	Apr. 01, 2018
Net cash and cash equivalents
Cash and cash equivalents, beginning balance	£ 73	£ 252	£ 329
Cash flow, cash and cash equivalents	95	(183)	(80)
Foreign exchange movements, cash and cash equivalents	(7)	4	3
Reclassification to held for sale, cash and cash equivalents	(4)
Cash and cash equivalents, ending balance	157	73	252
Financial investments
Financial investments, beginning balance	1,998	1,981	2,694
Cash flow, financial investments	429	(42)	(846)
Fair value gains and losses, financial investments	14	1	14
Foreign exchange movements, financial investments	(106)	24	79
Interest income/(charges), financial investments	7	34	29
Other non-cash movements, financial Investments		0	11
Financial investments, ending balance	2,342	1,998	1,981
Borrowings
Borrowings, beginning balance	(30,794)
Impact of transition to IFRS 9, borrowings					£ (32)
Impact of transition to IFRS 16, borrowings				£ (474)
Cash flow, borrowings	(2,336)	450	(240)
Fair value gains and losses, borrowings	159	(57)	(9)
Foreign exchange movements, borrowings	1,710	(807)	(724)
Interest income/(charges), borrowings	(946)	(1,092)	(1,062)
Other non-cash movements, borrowings	(136)	(84)	(38)
Reclassification to held for sale, borrowings	1,123
Borrowings, ending balance	(31,220)	(30,794)
Financing derivatives
Financing derivatives, beginning balance	133	(32)
Cash flow, financing derivatives	4	450	422
Fair value gains and losses, financing derivatives	31	(246)	(1,011)
Interest income/(charges), financing derivatives	7	(39)	(43)
Financing derivatives, ending balance	175	133	(32)
Net debt
Net debt	(28,590)	(26,529)
Impact of transition to IFRS 9, net debt					£ (32)
Impact of transition to IFRS 16, net debt				£ (474)
Cash flows, net debt	(1,808)	675	(744)
Fair value gains and losses, net debt	204	(302)	(1,006)
Foreign exchange movements, net debt	1,597	(779)	(642)
Interest income/(charges), net debt	(932)	(1,097)	(1,076)
Other non-cash movements, net debt	(136)	(84)	(27)
Reclassification to held for sale, net debt	1,119
Net debt	(28,546)	(28,590)	(26,529)
Interest payable	263	246	223
Interest received	7	35	24
Cash flows from (used in) decrease (increase) in short-term deposits and investments	(436)	£ 7	£ 822
Non-current assets
Financing derivatives
Financing derivatives, ending balance	514
Net debt
Net debt	514
Current assets
Net cash and cash equivalents
Cash and cash equivalents, ending balance	157
Financial investments
Financial investments, ending balance	2,342
Financing derivatives
Financing derivatives, ending balance	428
Net debt
Net debt	2,927
Current liabilities
Borrowings
Borrowings, ending balance	(3,737)
Financing derivatives
Financing derivatives, ending balance	(70)
Net debt
Net debt	(3,807)
Non-current liabilities
Borrowings
Borrowings, ending balance	(27,483)
Financing derivatives
Financing derivatives, ending balance	(697)
Net debt
Net debt	£ (28,180)